Operating leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three and nine months ended September 30, 2025 and September 30, 2024 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Operating lease costs	$12,378	$12,263	$35,046	$34,713
Income from sub-leases	(905)	(340)	(2,524)	(977)
Net operating lease costs	$11,473	$11,923	$32,522	$33,736

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of September 30, 2025 were as follows:

(in thousands)
Year 1	$43,414
Year 2	37,007
Year 3	29,666
Year 4	21,726
Year 5	17,157
Thereafter	32,439
Total future minimum lease payments	181,409
Lease imputed interest	(18,240)
Total	$163,169